Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amount of loss expected to be reclassified into earnings	$ 16.5